JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.3%

Australia - 3.3%
BHP Group Ltd.	1,704	66,938
BHP Group plc	984	31,870
Rio Tinto plc	676	57,404

		156,212

Austria - 0.9%
Erste Group Bank AG	1,071	41,518

Belgium - 1.3%
KBC Group NV	756	60,848

China - 1.9%
Alibaba Group Holding Ltd.*	1,235	30,157
Prosus NV*	320	28,520
Tencent Holdings Ltd.	550	33,193

		91,870

Denmark - 5.2%
Carlsberg A/S, Class B	314	58,000
Genmab A/S*	86	38,776
Novo Nordisk A/S, Class B	1,232	114,014
Orsted A/S(a)	237	35,176

		245,966

Finland - 1.1%
Kone OYJ, Class B	616	51,030

France - 14.8%
AXA SA	2,053	53,167
BNP Paribas SA	831	50,687
Capgemini SE	402	86,927
Kering SA	79	70,817
L’Oreal SA	146	66,762
LVMH Moet Hennessy Louis Vuittgon SE	151	120,504
Pernod Ricard SA	227	50,169
Safran SA	388	50,742
TotalEnergies SE	2,003	87,329
Vinci SA	659	69,727

		706,831

Germany - 7.7%
adidas AG	190	68,874
Allianz SE (Registered)	289	71,931
Deutsche Boerse AG	279	46,472
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	152	41,059
RWE AG	1,060	37,698
Symrise AG	367	54,126
Volkswagen AG (Preference)	204	49,633

		369,793

Hong Kong - 3.3%
AIA Group Ltd.	8,020	95,963
Hong Kong Exchanges & Clearing Ltd.	954	60,963

		156,926

India - 0.8%
HDFC Bank Ltd., ADR	558	39,407

Japan - 17.1%
Daikin Industries Ltd.	257	53,628
FANUC Corp.	173	38,836
Hoya Corp.	554	78,265
Keyence Corp.	187	104,382
Kubota Corp.	2,110	44,119
Kyowa Kirin Co. Ltd.	1,196	38,931
Makita Corp.	893	46,446
Nidec Corp.	431	48,399
Recruit Holdings Co. Ltd.	1,369	70,946
Shin-Etsu Chemical Co. Ltd.	322	52,495
SMC Corp.	99	58,972
Sony Group Corp.	808	84,367
Sysmex Corp.	414	49,262
Tokyo Electron Ltd.	116	47,759

		816,807

Macau - 0.6%
Sands China Ltd.*	7,824	26,650

Netherlands - 5.6%
Adyen NV*(a)	21	57,551
ASML Holding NV	190	145,031
ING Groep NV	5,004	64,207

		266,789

Singapore - 1.4%
DBS Group Holdings Ltd.	3,007	67,290

South Africa - 1.3%
Anglo American plc	1,406	62,327

South Korea - 2.3%
Delivery Hero SE*(a)	347	51,807
Samsung Electronics Co. Ltd., GDR(a)	24	41,953
Samsung Electronics Co. Ltd., GDR(a)	9	15,214

		108,974

Spain - 2.9%
Cellnex Telecom SA(a)	621	40,531
Iberdrola SA	4,634	55,773
Iberdrola SA*	116	1,394
Industria de Diseno Textil SA	1,203	40,802

		138,500

Sweden - 4.0%
Assa Abloy AB, Class B	1,906	61,142
Atlas Copco AB, Class A	974	65,951
Svenska Handelsbanken AB, Class A	5,463	61,563

		188,656

Switzerland - 7.5%
Holcim Ltd.*	982	57,551
Lonza Group AG (Registered)	94	72,906
Nestle SA (Registered)	1,140	144,338
SGS SA (Registered)	16	51,706
Straumann Holding AG (Registered)(b)	18	32,937

		359,438

Taiwan - 1.8%
Sea Ltd., ADR*	149	41,242
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	389	45,394

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
		86,636

United Kingdom - 11.6%
Diageo plc	2,101	104,188
GlaxoSmithKline plc	3,232	63,813
Legal & General Group plc	12,098	43,825
Linde plc	218	66,998
London Stock Exchange Group plc	412	43,000
Persimmon plc	1,156	46,631
Prudential plc	2,485	46,662
Reckitt Benckiser Group plc	489	37,401
RELX plc	2,078	61,714
Smith & Nephew plc	1,943	39,655

		553,887

United States - 2.9%
Ferguson plc	423	59,236
Schneider Electric SE	487	81,589

		140,825

TOTAL COMMON STOCKS (Cost $3,436,006)		4,737,180

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $83,488)	83,446	83,488

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.0%(e)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	285	285
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	179	179

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $463)		464

TOTAL SHORT-TERM INVESTMENTS (Cost $83,951)		83,952

Total Investments - 101.1% (Cost $3,519,957)		4,821,132
Liabilities in Excess of Other Assets - (1.1)%		(52,418)

Net Assets - 100.0%		4,768,714

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	8.0%
Insurance	7.3
Machinery	6.3
Textiles, Apparel & Luxury Goods	5.4
Semiconductors & Semiconductor Equipment	4.9
Metals & Mining	4.5
Pharmaceuticals	4.5
Beverages	4.4
Health Care Equipment & Supplies	4.2
Professional Services	3.8
Chemicals	3.6
Capital Markets	3.1
IT Services	3.0
Food Products	3.0
Household Durables	2.7
Electrical Equipment	2.7
Building Products	2.4
Internet & Direct Marketing Retail	2.3
Electronic Equipment, Instruments & Components	2.2
Electric Utilities	1.9
Oil, Gas & Consumable Fuels	1.8
Life Sciences Tools & Services	1.5
Construction & Engineering	1.4
Personal Products	1.4
Trading Companies & Distributors	1.2
Construction Materials	1.2
Technology Hardware, Storage & Peripherals	1.2
Aerospace & Defense	1.1
Automobiles	1.0
Others (each less than 1.0%)	6.3
Short-Term Investments	1.7

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $432.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of July 31, 2021.

(e)	Amount rounds to less than 0.1% of net assets.

*	Non-income producing security.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$156,212	$–	$156,212
Austria	–	41,518	–	41,518
Belgium	–	60,848	–	60,848
China	–	91,870	–	91,870
Denmark	–	245,966	–	245,966
Finland	–	51,030	–	51,030
France	–	706,831	–	706,831
Germany	–	369,793	–	369,793
Hong Kong	–	156,926	–	156,926
India	39,407	–	–	39,407
Japan	–	816,807	–	816,807
Macau	–	26,650	–	26,650
Netherlands	–	266,789	–	266,789
Singapore	–	67,290	–	67,290
South Africa	–	62,327	–	62,327
South Korea	–	108,974	–	108,974
Spain	–	138,500	–	138,500
Sweden	–	188,656	–	188,656
Switzerland	–	359,438	–	359,438
Taiwan	86,636	–	–	86,636
United Kingdom	–	553,887	–	553,887
United States	–	140,825	–	140,825

Total Common Stocks	126,043	4,611,137	–	4,737,180

Short-Term Investments
Investment Companies	83,488	–	–	83,488
Investment of Cash Collateral from Securities Loaned	464	–	–	464

Total Short-Term Investments	83,952	–	–	83,952

Total Investments in Securities	$209,995	$4,611,137	$–	$4,821,132

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$40,182	$1,894,295	$1,850,992	$1	$2		$83,488	83,446	$42	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	17,997	642,000	659,697	(15)	—	(c)	285	285	53	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,359	333,787	335,967	—	—		179	179	2	—

Total	$60,538	$2,870,082	$2,846,656	$(14)	$2		$83,952		$97	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.